NEWPOINT EQUITY FUND

(a portfolio of Newpoint Funds)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1998


Effective November 16, 1998, the address for FirstMerit Securities, Inc., as listed in the section entitled "Investing in the Fund," has been changed to the following:

      FirstMerit Securities, Inc.
      P.O. Box 8612
      Boston, Massachusetts  02266-8612




                                                                October 29, 1998










Federated Securities Corp.

     Cusip  651722209
     G00942-06 (10/98)
                                                                          502990








NEWPOINT GOVERNMENT MONEY MARKET FUND

(a portfolio of Newpoint Funds)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1998


Effective November 16, 1998, the address for FirstMerit Securities, Inc., as listed in the section entitled "Investing in the Fund," has been changed to the following:

      FirstMerit Securities, Inc.
      P.O. Box 8612
      Boston, Massachusetts  02266-8612




            October 29, 1998






Federated Securities Corp.
     Cusip  651722100
     G00942-05(10/98)


502848